INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Original amounts:
Finite-Lived Intangible Assets, Gross	$ 153,220	$ 116,473
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	77,195	76,830
Total	76,025	39,643
Capitalized Software Costs [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	91,696	68,124
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	53,744	53,899
Customer Relationship [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	47,048	39,853
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	16,390	18,950
Acquired Technology [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	6,473	3,112
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	3,882	429
Patents [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	1,234	0
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	51	0
Other Intangible Assets [Member]
Original amounts:
Finite-Lived Intangible Assets, Gross	6,769	5,384
Accumulated amortization:
Finite-Lived Intangible Assets, Accumulated Amortization	$ 3,128	$ 3,552